Commitments and Contingencies - Future Commitments Including Minimum Royalty Payments Due in the Next Five Years (Details) $ in Thousands	Jun. 30, 2020 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	$ 171,975
Next 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	24,132
Over 1 year to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	24,701
Over 2 years to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	25,891
Over 3 years to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	26,950
Over 4 years to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	28,062
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	$ 42,239